ARNALL GOLDEN GREGORY LLP
                                 171 17TH STREET, NW
                                   SUITE 2100
                                ATLANTA, GA 30363


                                                      Direct phone: 404.873.8688
                                                        Direct fax: 404.873.8689
                                                       E-mail: joe.alley@agg.com
                                                                     www.agg.com



                                June 5, 2006


VIA EDGAR

Securities & Exchange Commission
ATTN:  Filing Desk
100 F Street, N.E.
Washington, D.C.  20549

         Re:      PRG-Schultz International, Inc.
                  Preliminary Proxy statement

Ladies and Gentlemen:

     On  behalf  of  our  client,  PRG-Schultz   International,   Inc.  ("PRG"),
transmitted via EDGAR is PRG's preliminary proxy statement in connection with its annual meeting of shareholders to be held July 28, 2006, at which among other matters the shareholders will be asked to approve the issuance of common stock under the Company's 2006 Management Incentive Plan.

     PRG intends to release the enclosed proxy materials to shareholders on June 19, 2006, at 6:00 a.m. EST. If the proposal regarding the 2006 Management Incentive Plan is approved by the shareholders at the Meeting, then PRG intends to file as soon as practicable after the Meeting a registration statement on Form S-8 to register under the Securities Act of 1933 as amended, the shares of Common Stock issuable under the 2006 Management Incentive Plan as a result of the approval of such proposal.

     In accordance with Instruction 2 to Item 401(f) of Regulation S-K, the Company notes that its director, Eugene I Davis, is a professional working with troubled companies. Due to the nature of Mr. Davis' profession, the Company has determined that bankruptcies filed within the last two years by companies which Mr. Davis may have served as executive officer are not material to an evaluation of Mr. Davis's abilities and integrity.


     Please  direct any  questions or comments  regarding the foregoing to me at
(404) 873-8688.

                              Sincerely,